Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Cash Flows [Abstract]
Net income	$ 687	$ 612	$ 551
Adjustments to reconcile net income to net cash provided by operating activities:
Loss (gain) on investments	4	2	(105)
Deferred income taxes	(134)	(116)	(104)
Foreign currency translation (gain) loss	(2)	2	8
Depreciation	126	135	128
Amortization of intangible assets	400	439	395
Change in fair value of interest rate swaps and noncash interest	(39)	(42)	73
Stock-based compensation	34	22	18
Change in other long-term liabilities	2	(1)
Effects of changes in working capital items	128	(235)	240
Net cash provided by operating activities	1,206	818	1,204
Investing activities:
Capital expenditures, net	(246)	(259)	(220)
Expenditures for cable and satellite television distribution rights	(2)	(2)	(4)
Cash paid for joint ventures and acquisitions of businesses, net of cash received	(95)
Proceeds from joint ventures and equity investees			220
Decrease in restricted cash	2	1	2
Changes in other noncurrent assets	(3)	4	(7)
Net cash used in investing activities	(344)	(256)	(9)
Financing activities:
Principal payments of debt and capital lease obligations	(1,246)	(837)	(4,142)
Principal borrowings of debt from senior secured credit facility	1,717	465	1,905
Proceeds from issuance of senior secured notes	500		1,000
Payment of debt origination fees	(7)		(27)
Other financing activities	20
Dividends paid to Liberty, net	(1,817)	(205)	(9)
Dividend paid to noncontrolling interest	(29)	(50)	(63)
Net cash used in financing activities	(862)	(627)	(1,336)
Effect of foreign exchange rate changes on cash and cash equivalents	(20)	4	14
Net (decrease) increase in cash and cash equivalents	(20)	(61)	(127)
Cash and cash equivalents, beginning of period	560	621	748
Cash and cash equivalents, end of period	540	560	621
Effects of changes in working capital items:
(Increase) decrease in accounts receivable	(50)	(167)	356
Decrease (increase) in inventories	2	29	(66)
Decrease (increase) in prepaid expenses	3	(1)	(15)
Increase (decrease) in accounts payable-trade	88	(29)	50
Increase (decrease) in accrued liabilities and other	85	(67)	(85)
Effects of changes in working capital items	128	(235)	240
Supplemental cash flow information:
Cash paid for taxes-to Liberty	338	358	266
Cash paid for taxes-other	128	145	127
Cash paid for interest	$ 215	$ 231	$ 319